GENERAL COMMITMENTS (Details Narrative) - USD ($)	Aug. 02, 2018	Jul. 28, 2020
Other Commitments [Line Items]
Sales of building, purchase agreement, consideration amount	$ 10,000,000
Purchase Agreement [Member]
Other Commitments [Line Items]
Earnest monet in escrow transferred to company		$ 225,000